2. COMMITMENTS (June 30 Note)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
2. COMMITMENTS

(a)           Related Party Transactions

The Company leases its main Gardner facility from a corporation owned by Mr. Richard E. Forkey, who resigned from our board of directors on July 9, 2014. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to such related party was $108,000 in each of fiscal years 2015 and 2014, and is included in the Company’s accompanying consolidated statements of operations.

Transactions with Stockholders Known by the Company to Own 5% or More of the Company’s Common Stock

On July 1 through July 7, 2014, the Company closed agreements with institutional and accredited investors (the “Investors”) for the sale and purchase of 1,717,152 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.60 per share. The Company received $1,030,291 in gross proceeds from the offering. The Company used the net proceeds from this placement for general working capital purposes. Of this amount, $50,000 was received in June 2014 and the remainder was received in July 2014.

In conjunction with the placement, the Company also entered into a registration rights agreement with the Investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before 45 calendar days after July 1, 2014 to register the resale by the investors of the 1,717,152 shares of the common stock purchased in the placement. Subsequent to the execution of the agreement, the parties agreed to extend the time period by which the Company was obligated to file a registration statement with the Securities Exchange Commission. The registration statement was filed with the Securities Exchange Commission on October 9, 2014, in accordance with the extended timetable, and became effective on October 30, 2014.

Pursuant to the above transaction, Mr. Arnold Schumsky purchased 83,334 shares of common stock in exchange for an aggregate price of $50,000 and MHW Capital Partners, LP purchased 125,000 shares of common stock in exchange for an aggregate price of $75,000. Arnold Schumsky and MHW Capital Partners, LP were beneficial owners of more than 5% of the Company’s outstanding common stock at the time of the transaction. Mr. Woodward is the principal of MHW Capital Partners, LP, and holds the power to vote and direct the disposition of the shares of common stock owned by MHW Partners, LP. Pursuant to the transaction described above, Mr. Woodward was subsequently appointed as Chairman of the Company’s Board of Directors on July 9, 2014.

(b)           Operating Lease Commitments

The Company has entered into operating leases for its office space and equipment that expire at various dates through fiscal year 2016. Total future minimum rental payments under all non-cancelable operating leases are $13,780 in fiscal year 2015.

Rent expense on operating leases, excluding the related party rent described above, was $58,077 and $68,232 for the years ended June 30, 2015 and 2014, respectively.